Short Term Debt and Corporate Bonds (Tables)	12 Months Ended
Mar. 31, 2013
Short Term Debt	Short term debt at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Unsecured borrowing
Weighted average annual interest 0.38%	¥25,000	—

	¥25,000	—

Bonds Interest Rates and Maturity Dates

As of March 31, 2013, the amount, interest rates and maturity dates of unsecured corporate bonds were as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017